Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS SERIES TRUST XVII
Entity Central Index Key	0000867969
Document Period End Date	Jun. 30, 2024
C000238581 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Equity Fund
Class Name	Class A
Trading Symbol	MIEJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$105	1.01%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended June 30, 2024, Class A shares of the MFS International Equity Fund (fund) provided a total return of 8.91%, at net asset value. This compares with a return of 11.54% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the industrials sector benefited relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within the financials, consumer staples and consumer discretionary sectors weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 6/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
A without sales charge	8.91%	10.32%
A with initial sales charge (5.75%)	2.64%	7.38%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	11.54%	11.13%
*	For the period from the commencement of the class's investment operations, February 8, 2023 through June 30, 2024.
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 20,677,095,347
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 107,824,546	[1]
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	20,677,095,347	Total Management Fee ($)#:	107,824,546
Total Number of Holdings:	78	Portfolio Turnover (%):	8
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Schneider Electric SE	3.0%
Hitachi Ltd.	3.0%
Novo Nordisk A.S., "B"	2.8%
Air Liquide S.A.	2.8%
SAP SE	2.7%
Nestle S.A.	2.6%
Roche Holding AG	2.2%
Novartis AG	2.1%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
Compass Group PLC	2.1%
Issuer country weightings
France	18.0%
Japan	15.2%
Switzerland	14.2%
United Kingdom	11.9%
Germany	9.6%
Denmark	3.9%
Canada	3.8%
Italy	2.8%
United States	2.7%
Other Countries	17.9%

Largest Holdings [Text Block]
Top ten holdings
Schneider Electric SE	3.0%
Hitachi Ltd.	3.0%
Novo Nordisk A.S., "B"	2.8%
Air Liquide S.A.	2.8%
SAP SE	2.7%
Nestle S.A.	2.6%
Roche Holding AG	2.2%
Novartis AG	2.1%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
Compass Group PLC	2.1%

C000238582 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Equity Fund
Class Name	Class I
Trading Symbol	MIEKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended June 30, 2024, Class I shares of the MFS International Equity Fund (fund) provided a total return of 9.17%, at net asset value. This compares with a return of 11.54% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the industrials sector benefited relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within the financials, consumer staples and consumer discretionary sectors weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 6/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
I without sales charge	9.17%	10.59%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	11.54%	11.13%
*	For the period from the commencement of the class's investment operations, February 8, 2023 through June 30, 2024.
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 20,677,095,347
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 107,824,546	[2]
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	20,677,095,347	Total Management Fee ($)#:	107,824,546
Total Number of Holdings:	78	Portfolio Turnover (%):	8
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Schneider Electric SE	3.0%
Hitachi Ltd.	3.0%
Novo Nordisk A.S., "B"	2.8%
Air Liquide S.A.	2.8%
SAP SE	2.7%
Nestle S.A.	2.6%
Roche Holding AG	2.2%
Novartis AG	2.1%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
Compass Group PLC	2.1%
Issuer country weightings
France	18.0%
Japan	15.2%
Switzerland	14.2%
United Kingdom	11.9%
Germany	9.6%
Denmark	3.9%
Canada	3.8%
Italy	2.8%
United States	2.7%
Other Countries	17.9%

Largest Holdings [Text Block]
Top ten holdings
Schneider Electric SE	3.0%
Hitachi Ltd.	3.0%
Novo Nordisk A.S., "B"	2.8%
Air Liquide S.A.	2.8%
SAP SE	2.7%
Nestle S.A.	2.6%
Roche Holding AG	2.2%
Novartis AG	2.1%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
Compass Group PLC	2.1%

C000006994 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International Equity Fund
Class Name	Class R6
Trading Symbol	MIEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS International Equity Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended June 30, 2024, Class R6 shares of the MFS International Equity Fund (fund) provided a total return of 9.27%, at net asset value. This compares with a return of 11.54% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels at the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence.
  Top contributors to performance relative to the MSCI EAFE Index:
    Stock selection within the industrials sector benefited relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Stock selection within the financials, consumer staples and consumer discretionary sectors weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 6/30/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	9.27%	7.98%	6.40%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	11.54%	6.46%	4.33%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 20,677,095,347
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 107,824,546	[3]
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/24
Net Assets ($):	20,677,095,347	Total Management Fee ($)#:	107,824,546
Total Number of Holdings:	78	Portfolio Turnover (%):	8
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/24)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Schneider Electric SE	3.0%
Hitachi Ltd.	3.0%
Novo Nordisk A.S., "B"	2.8%
Air Liquide S.A.	2.8%
SAP SE	2.7%
Nestle S.A.	2.6%
Roche Holding AG	2.2%
Novartis AG	2.1%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
Compass Group PLC	2.1%
Issuer country weightings
France	18.0%
Japan	15.2%
Switzerland	14.2%
United Kingdom	11.9%
Germany	9.6%
Denmark	3.9%
Canada	3.8%
Italy	2.8%
United States	2.7%
Other Countries	17.9%

Largest Holdings [Text Block]
Top ten holdings
Schneider Electric SE	3.0%
Hitachi Ltd.	3.0%
Novo Nordisk A.S., "B"	2.8%
Air Liquide S.A.	2.8%
SAP SE	2.7%
Nestle S.A.	2.6%
Roche Holding AG	2.2%
Novartis AG	2.1%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
Compass Group PLC	2.1%

[1]	Includes the effect of any management fee waivers.
[2]	Includes the effect of any management fee waivers.
[3]	Includes the effect of any management fee waivers.